Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, shares authorized (in shares)	7,000,000	7,000,000	7,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	200,000	200,000	1,000,000
Preferred stock, shares outstanding (in shares)	200,000	200,000	1,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in shares)	17,295,703	3,866,457	910,253
Common stock, shares outstanding (in shares)	17,295,703	3,866,457	910,253